INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2021	2022
Original amounts:
Technology	$4,325	$6,679
Software development costs	2,879	2,879

	7,204	9,558

Accumulated amortization:
Technology	-	17
Software development costs	930	1,333

	930	1,350

Net amounts:
Technology	4,325	6,662
Software development costs	1,949	1,546

Intangible assets, net	$6,274	$8,208

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
2023	587
2024	617
2025	1,389
2026	1,320
2027	969
2028 and thereafter	3,326
Total expected amortization	8,208